Long-Term Debt and Other Financial Liabilities, Leader Alpha Bank Loan Facility (Details) - Leader Alpha Bank Loan Facility [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Installment	Mar. 06, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Borrowing capacity		$ 8,750
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 250
Maturity date	Dec. 31, 2022
Balloon payment	$ 2,303
Term of moving average balance	30 days
Moving average balance	$ 500
Amendment fee	$ 50
LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.75%